Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of estimated useful lives of property, equipment and software
Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives of major property, equipment and software are as follows:

Category	Estimated useful lives
Electronic equipment	3 - 5 years
Software	3 - 5 years
Vehicles	3 - 6 years
Office equipment	5 years
Logistics, warehouse and other heavy equipment	5 - 10 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Building	18 - 40 years
Building improvement	5 - 10 years
Land	Indefinite

Schedule of estimated useful lives of intangible assets
The estimated useful lives of major intangible assets are as follows:

Category	Estimated useful lives
Customer relationship	3 - 10 years
Technology and others	3 - 10 years
Non-compete	5 -8 years
Domain names and trademarks	5 - 20 years